Employee Benefit Plans (Pension Plan Assets Fair Value Hierarchy) (Details) - PNC Pension Plan - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 4,617	$ 4,316	$ 4,357
Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	45
Money Market Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	404	154
US government and agency securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	285	324
Corporate Debt
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	580	575
Common Stock
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	652	660
Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	60	25
Investments measured at net asset value
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,591	2,578
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,242	971
Level 1 | Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	35
Level 1 | Money Market Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	404	154
Level 1 | US government and agency securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	158	186
Level 1 | Common Stock
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	645	630
Level 1 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	776	760
Level 2 | Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10
Level 2 | US government and agency securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	127	138
Level 2 | Corporate Debt
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	572	568
Level 2 | Common Stock
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7	30
Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	60	24
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8	7
Level 3 | Corporate Debt
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 8	$ 7